Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	Dec. 31, 2017 CAD shares year	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	10,429,345	10,429,345	9,511,636	10,237,362
Outstanding weighted average exercise price (CAD per share) | CAD	CAD 7.94		CAD 10.87	CAD 12.15
Weighted average remaining contractual life of options outstanding (years) | year	2.02	2.02
Number of options exercisable (in shares) | shares	8,490,190	8,490,190
Exercisable weighted average exercise price (CAD per share)) | CAD	CAD 8.53
$0.82 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,770,508	1,770,508
Outstanding weighted average exercise price (CAD per share) | CAD	CAD 2.04
Weighted average remaining contractual life of options outstanding (years) | year	0.90	0.90
Number of options exercisable (in shares) | shares	1,770,508	1,770,508
Exercisable weighted average exercise price (CAD per share)) | CAD	CAD 2.04
$3.01 - $7.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,119,866	2,119,866
Outstanding weighted average exercise price (CAD per share) | CAD	CAD 3.91
Weighted average remaining contractual life of options outstanding (years) | year	3.97	3.97
Number of options exercisable (in shares) | shares	1,039,866	1,039,866
Exercisable weighted average exercise price (CAD per share)) | CAD	CAD 4.07
$7.01 - $11.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	4,234,349	4,234,349
Outstanding weighted average exercise price (CAD per share) | CAD	CAD 8.07
Weighted average remaining contractual life of options outstanding (years) | year	2.21	2.21
Number of options exercisable (in shares) | shares	3,375,194	3,375,194
Exercisable weighted average exercise price (CAD per share)) | CAD	CAD 7.88
$11.01 - $15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	985,311	985,311
Outstanding weighted average exercise price (CAD per share) | CAD	CAD 14.11
Weighted average remaining contractual life of options outstanding (years) | year	0.65	0.65
Number of options exercisable (in shares) | shares	985,311	985,311
Exercisable weighted average exercise price (CAD per share)) | CAD	CAD 14.11
$15.01 - $19.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,112,425	1,112,425
Outstanding weighted average exercise price (CAD per share) | CAD	CAD 16.59
Weighted average remaining contractual life of options outstanding (years) | year	0.81	0.81
Number of options exercisable (in shares) | shares	1,112,425	1,112,425
Exercisable weighted average exercise price (CAD per share)) | CAD	CAD 16.59
$19.01 - $23.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	206,886	206,886
Outstanding weighted average exercise price (CAD per share) | CAD	CAD 20.88
Weighted average remaining contractual life of options outstanding (years) | year	0.66	0.66
Number of options exercisable (in shares) | shares	206,886	206,886
Exercisable weighted average exercise price (CAD per share)) | CAD	CAD 20.88
Bottom of range [member] | $0.82 - $3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		$ 0.82
Bottom of range [member] | $3.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		3.01
Bottom of range [member] | $7.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		7.011
Bottom of range [member] | $11.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		11.01
Bottom of range [member] | $15.01 - $19.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		15.01
Bottom of range [member] | $19.01 - $23.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		19.01
Top of range [member] | $0.82 - $3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		3.00
Top of range [member] | $3.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		7.00
Top of range [member] | $7.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		11.00
Top of range [member] | $11.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		15.00
Top of range [member] | $15.01 - $19.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		19.00
Top of range [member] | $19.01 - $23.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $		$ 23.00